Condensed Consolidated Interim Statement of Changes in Equity (Unaudited) - CHF (SFr)	SHARE CAPITAL	SHARE PREMIUM	FX TRANSLATION RESERVE	ACCUMULATED DEFICIT	Total
Beginning balance at Dec. 31, 2018	SFr 710,336	SFr 149,286,723	SFr (44,011)	SFr (146,303,398)
Total comprehensive loss
Net loss				(3,604,301)	SFr (3,604,301)
Other comprehensive income/(loss)			6,666	(115,366)	(108,700)
Total comprehensive income/(loss)			6,666	(3,719,667)	(3,713,001)
Transactions with owners of the Company
Transaction costs		(954,928)			(954,928)
Share based payments				310,501	310,501
Capital increase	596,556	9,063,260			9,659,816
Ending Balance at Jun. 30, 2019	1,306,892	157,395,055	(37,345)	(149,712,564)	8,952,038
Beginning balance at Dec. 31, 2019	1,650,380	157,191,707	(27,565)	(152,778,389)	6,036,133
Total comprehensive loss
Net loss				(2,658,501)	(2,658,501)
Other comprehensive income/(loss)			16,396	(78,010)	(61,614)
Total comprehensive income/(loss)			16,396	(2,736,511)	(2,720,115)
Transactions with owners of the Company
Reduction of the nominal value	(1,973,044)	1,973,044
Transaction costs		(3,335)			(3,335)
Share based payments				167,909	167,909
Capital increase	373,255	624,744			997,999
Ending Balance at Jun. 30, 2020	SFr 50,591	SFr 159,786,160	SFr (11,169)	SFr (155,346,991)	SFr 4,478,591